Derivative Financial Instruments and Hedging Activities (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended			3 Months Ended				3 Months Ended			3 Months Ended
	Mar. 29, 2015 USD ($)	Dec. 28, 2014 USD ($)	Mar. 29, 2015 Foreign exchange contracts USD ($)	Mar. 30, 2014 Foreign exchange contracts USD ($)	Dec. 28, 2014 Foreign exchange contracts USD ($)	Mar. 29, 2015 Interest rate contracts USD ($)	Mar. 30, 2014 Interest rate contracts USD ($)	Dec. 28, 2014 Interest rate contracts USD ($)	Jun. 07, 2013 Interest rate contracts USD ($)	Mar. 29, 2015 Currency swap USD ($)	Mar. 30, 2014 Currency swap USD ($)	Dec. 28, 2014 Currency swap USD ($)	Mar. 29, 2015 Not Designated as Hedging Instrument	Mar. 29, 2015 Not Designated as Hedging Instrument Foreign exchange contracts USD ($)	Dec. 28, 2014 Not Designated as Hedging Instrument Foreign exchange contracts USD ($)	Mar. 29, 2015 Canada, Dollars Currency swap USD ($)	Mar. 29, 2015 Canada, Dollars Currency swap CAD	Mar. 29, 2015 Japan, Yen Currency swap USD ($)	Mar. 29, 2015 Japan, Yen Currency swap JPY (¥)	Mar. 29, 2015 Australia, Dollars Currency swap USD ($)	Mar. 29, 2015 Australia, Dollars Currency swap AUD	Mar. 29, 2015 Euro Member Countries, Euro Currency swap USD ($)	Mar. 29, 2015 Euro Member Countries, Euro Currency swap EUR (€)	Mar. 29, 2015 United Kingdom, Pounds Currency swap USD ($)	Mar. 29, 2015 United Kingdom, Pounds Currency swap GBP (£)
Derivative [Line Items]
Derivative, Collateral, Obligation to Return Cash	$ 219	$ 142
Derivative, Notional Amount			2,300		4,600	6,400		7,900	9,000	9,900		9,900		1,482	3,768
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	33
Period of Hedging Forecasted Transactions	2 years
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(32)
Derivative, Term													2 years 6 months
Derivative, Interest Rate Paid on Swap																6.68%	6.68%	4.104%	4.104%	9.164%	9.164%	5.696%	5.696%	6.462%	6.462%
Derivative Liability, Notional Amount																	1,822		4,900		794		2,210		2,795
Derivative, Interest Rate Received on Swap																6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%
Derivative Asset, Notional Amount																1,600		50		750		3,000		4,500
Derivative, Gain (Loss) on Derivative, Net			$ 54	$ (11)		$ 7	$ 0			$ 0	$ 0